CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income (loss)	$ (1,080,859)	$ (127,964)	$ (269,844)	$ (211,323)
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of bad debts			(100,000)
Gain on acquisition	(274,281)
Gain on sale of fixed assets	(87,701)
Depreciation expense	934,484
Amortization of financing costs	26,606
Changes in operating assets and liabilities:
Increase accounts receivable	(103,280)			(37,500)
Decrease in inventory	471,972
Increase in prepaid expenses	(8,110)
Increase in accounts payable and accrued expenses	674,233	118,936	158,686	194,095
Increase in uncertain tax position	1,000
Decrease in deferred tax liability and prepaid tax	(725,934)
Increase in other liabilitites	(28,255)
Net used in operating activities	(200,125)	(9,028)	(11,158)	(54,728)
INVESTING ACTIVITIES
Cash acquired in acquisition	338,411
Proceeds from the sale of fixed assets	365,472
Purchase of equipment	(741,638)
Net cash used in investing activities	(37,755)
FINANCING ACTIVITIES
Proceeds from line of credit	350,000
Proceeds from notes payable	396,395
Financings costs	(153,947)
Principal payments on capital lease obligation	(107,746)
Proceeds (repayment) from bank overdraft			11	(446)
Loans from related party			10,732	55,589
Loans from (repayments to) related party	40,003	8,650
Net cash provided by financing activities	524,705	8,650	10,743	55,143
NET CHANGE IN CASH	286,825	(378)	(415)	415
CASH
Beginning of period		415	415
End of period	286,825	37		415
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	223,453
Income taxes paid	$ 67,400